Convertible Preferred Shares (Tables)	9 Months Ended
Sep. 30, 2020
Temporary Equity Disclosure [Abstract]
Schedule of Convertible Preferred Shares Activities
The Company’s convertible preferred shares activities for the nine months ended September 30, 2019 and 2020 are summarized below:

	Series A Preferred Shares			Series B Preferred Shares			Series C Preferred Shares			Series C-1 Preferred Shares
	Number of shares	Amount	Amount	Number of shares	Amount	Amount	Number of shares	Amount	Amount	Number of shares	Amount	Amount
		US$	RMB		US$	RMB		US$	RMB		US$	RMB
Balance as of January 1, 2019 and September 30, 2019	30,227,056	102,852	687,482	30,305,212	139,407	921,243	31,046,360	197,478	1,306,633	—	—	—

Balance as of January 1, 2020	30,227,056	102,852	687,482	30,305,212	139,407	921,243	31,046,360	197,478	1,306,633	3,857,143	26,914	188,819
Conversion to ordinary shares upon IPO	(30,227,056)	(102,852)	(687,482)	(30,305,212)	(139,407)	(921,243)	(31,046,360)	(197,478)	(1,306,633)	(3,857,143)	(26,914)	(188,819)

Balance as of September 30, 2020	—	—	—	—	—	—	—	—	—	—	—	—